ASSETS AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2024
Asset and Liabilities Held For Sale [Abstract]
Assets and Liabilities Held for Sale	Discontinued Operations
Rosebel mine
On January 31, 2023, the Company completed the sale of its 95% interest in the Rosebel mine to Zijin Mining Group Co. Ltd. ("Zijin"). The Company received net proceeds of $396.0 million during 2023, consisting of sales proceeds of $360.0 million, plus $39.4 million of cash held by Rosebel on January 31, 2023, less final working capital adjustments of $3.4 million. The existing royalty based on production at Rosebel, and held by Euro Ressources S.A. ("EURO"), will remain an obligation of the Company.
On closing, the Company recognized a loss on disposal of $7.4 million, net of income tax, calculated as follows:

January 31,
2023
Proceeds received on closing	$360.0
Cash and cash equivalents transferred since closing	39.4
Working capital	(3.4)
Transaction costs	(8.7)
Net proceeds	$387.3

Cash and cash equivalents	$39.8
Receivables and other current assets	26.7
Inventories	153.7
Property, plant and equipment	446.2
Other non-current assets	10.5
Accounts payable and accrued liabilities	(76.0)
Provisions	(103.8)
Other liabilities	(89.1)
Net carrying amount, January 31, 2023	408.0
Non-controlling interest	(13.3)
Net assets attributable to IAMGOLD	$394.7
Less: net proceeds	387.3
Loss on sale of Rosebel	$7.4
The net earnings (loss) from discontinued operations from the Rosebel Mine, which include the results of operating activities for the year ended December 31, 2023 is as follows:

Year ended December 31, 2023[1]
Revenues	$47.2
Cost of sales	(23.8)
Exploration expenses	(0.1)
Other expenses	(1.3)
Finance costs	(0.1)
Foreign exchange gain (loss)	(0.2)
21.7
Income tax	(8.0)
Net earnings (loss) from discontinued operations before disposal	$13.7
Loss on sale of Rosebel	(7.4)
Net earnings (loss) from discontinued operations	$6.3
1. Amounts disclosed for 2023 are for the period until January 31, 2023, the date the transaction closed.
Assets and Liabilities Held for Sale
Bambouk assets
On December 20, 2022, the Company announced that it had entered into a definitive agreement with Managem, S.A. to sell the Company’s interest in its exploration and development projects in Senegal, Mali and Guinea (the “Bambouk assets”). Under this agreement, the Company would receive total cash payments of approximately $282.0 million as consideration for the shares and subsidiary/intercompany loans for the entities that hold the Company's 90% interest in the Boto Gold Project ("Boto") in Senegal and 100% interest in each of: i) the Diakha-Siribaya Gold Project in Mali, Karita Gold Project and associated exploration properties in Guinea, ii) the early stage exploration properties of Boto West, Senala West, Daorala, and iii) the vested interest in the Senala Option Earn-in Joint Venture also in Senegal. The total consideration of $282.0 million is subject to changes in intercompany loans associated with the continued advancement of the projects between December 20, 2022 and the closing of the respective asset sales. The Company received consent of IAMGOLD's syndicate of lenders for the sale.
On April 25, 2023, the Company completed the sale of its 90% interest in the Boto Gold Project in Senegal and its 100% interest in the early-stage exploration properties of Boto West, Senegal West, and Daorala and the vested interest in the Senala Option Earn-in Joint Venture, also in Senegal ("Senegal Assets") for aggregate gross cash proceeds of $197.6 million. The remaining 10% interest in Boto was held by the Government of Senegal.
The Company recognized a gain on disposal of the Senegal Assets of $109.1 million calculated as follows:

2023
Proceeds	$197.6
Transaction costs	(3.7)
Net proceeds	$193.9

Cash and cash equivalents	$1.4
Property, plant and equipment	83.3
Other non-current assets	1.1
Accounts payable and accrued liabilities	(0.6)
Net carrying amount, April 25, 2023	85.2
Non-controlling interest	(0.4)
Net assets attributable to IAMGOLD	84.8
Less: net proceeds	193.9
Pre-tax gain on sale of Senegal Assets	$109.1
On December 23, 2024, the Company completed the sale of its 100% interest in the Karita Gold Project and associated exploration assets in Guinea ("Guinea Assets") for aggregate gross cash proceeds of $35.5 million. The gross cash proceeds included a purchase price adjustment of $8.1 million for expenditures the Company incurred during the closing period.
The Company recognized a gain on disposal of the Guinea Assets of $34.1 million calculated as follows:

December 23,
2024
Proceeds on closing	$27.4
Purchase price adjustment	8.1
Transaction costs	(1.4)
Net proceeds and pre-tax gain on sale of Guinea Assets	$34.1
The definitive agreement with Managem, S.A. to sell the Company’s remaining interests in the Bambouk assets expired on December 31, 2024 and was not extended. At December 31, 2024, the remaining Bambouk assets in Mali do not meet the criteria for held-for-sale accounting in line with IFRS 5. All assets and liabilities relating to the remaining Bambouk assets have been reclassified to exploration and evaluation assets and accounts payable and accrued liabilities.

December 31,
2023
Assets classified as held-for-sale
Cash and cash equivalents	$0.5
Exploration and evaluation assets	34.1
$34.6
Liabilities classified as held-for-sale
Accounts payable and accrued liabilities	$5.6
$5.6